SCHEDULE OF REVENUES BY GEOGRAPHIC INFORMATION (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 6,674,687	$ 10,398,607
China Market [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,134,640	3,549,045
International Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 4,540,047	$ 6,849,562